INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The reconciliation of income tax expense computed at the U.S. federal statutory rate of 21% to the income tax provision for the years ended June 30, 2025 and 2024 is as follows:

	Year Ended
	June 30, 2025%		June 30, 2024%
Loss before Income taxes	$(58,923,300)		(1,820,528)

Taxes under statutory US tax rates	$(12,373,893)	21%	$(393,732)	0.7%
Increase (decrease) in valuation allowance	12,383,827	(21)%	306,682	(0.5)%
Foreign tax rate differential	(54,939)	0.1%	(55,358)	0.1%
Prior period adjustment	(47,566)	0.1%	76,194	(0.1)%
Other	92,571	(0.2)%	66,214	(0.1)%
Income tax (expense) benefit	$-	0%	$-	0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	Year Ended
	June 30, 2025	June 30, 2024
Deferred tax assets
Warrant Derivative Liability	$468,457	$513,071
Accrued Expenses	614,493	559,723
Prepaid Investor Services	582,409	551,796
Non-cash interest	817,536	817,536
Intangibles (Intellectual Property and Patent Cost)	367,347	351,144
Deferred Rent	4,114	4,492
Formation Expense	6,553	6,553
Net Operating Loss carryforward	25,483,996	9,075,029
Gain on extinguishment of debt	102,604	97,992
Stock Based Compensation	-	84,028
Total Deferred tax assets	$28,447,509	$12,061,364

Deferred tax liabilities
Research and Development	$(202,718)	$(170,435)
Stock Based Compensation	(3,960,547)	-
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Capital Raising Costs	(398,746)	(389,258)
Total deferred tax liabilities	$(4,601,390)	$(599,072)

Net deferred tax assets	$23,846,119	$11,462,292
Valuation allowance	(23,846,119)	(11,462,292)
Net deferred tax assets	$-	$-